Employee Benefit Plans (Details) - Schedule of pension and other post-employment benefits obligations, included in other long-term liabilities - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Plans (Details) - Schedule of pension and other post-employment benefits obligations, included in other long-term liabilities [Line Items]
Accrued benefit liabilities	$ 47,984	$ 32,074
Pension plans [Member]
Employee Benefit Plans (Details) - Schedule of pension and other post-employment benefits obligations, included in other long-term liabilities [Line Items]
Accrued benefit liabilities	22,070	8,566
Other post-employment benefit plans [Member]
Employee Benefit Plans (Details) - Schedule of pension and other post-employment benefits obligations, included in other long-term liabilities [Line Items]
Accrued benefit liabilities	$ 25,914	$ 23,508